Other Current Assets	12 Months Ended
Dec. 31, 2020
Disclosure of other current assets [Abstract]
Other Current Assets
Note 8 – Other Current Assets

	As at December 31,
	2020	2019
	$ Thousands
Advances to suppliers	876	843
Prepaid expenses	4,061	2,631
Government institutions	3,192	1,879
Indemnification asset (1)	9,047	14,750
Qoros put option (2)	-	15,571
Others	4,119	4,004
	21,295	39,678

(1)	Mainly relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 19.B.b for further details.

(2)	Refer to Note 9.B.b.2.